INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,
	2023	2022

Raw materials and components	$36,934	$30,410
Work in progress	13,493	14,525
Finished goods	853	824

Total inventory (**)	$51,280	$45,759